Investment in associates - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
		Jun. 05, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Oct. 23, 2025
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee								2,100,000,000
Beginning balance			R$ 10,678,566
Interest in earnings of investees			(219,922)		R$ (1,719,031)		R$ (350,399)
Ending balance			R$ 1,721,308		10,678,566
Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			28,580
Investor's shares			8,574
Investor's interest			30.00%
Termag - Terminal Marítimo de Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			500,000
Investor's shares			100,000
Investor's interest			20.00%
TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			500,000
Investor's shares			50,000
Investor's interest			10.00%
CLI SUL SA [Member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			543,750,625
Investor's shares			108,750,125
Investor's interest			20.00%
Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			14,200,000
Investor's shares			7,100,000
Investor's interest		50.00%	50.00%
Terminal Multimodal de Grãos e Fertilizantes S.A [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			111,615,803
Investor's shares			55,807,902
Investor's interest			50.00%
Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			10,749,497
Investor's shares			4,407,293
Investor's interest			41.00%
CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			1,995,022,625
Investor's shares			746,251,086
Investor's interest			37.41%
Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Number of shares of the investee			61,610,000
Investor's shares			30,188,900
Investor's interest			49.00%
Associates [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			R$ 10,678,566		17,611,369
Interest in earnings of investees			219,922		1,719,031
Impairment loss in an associate					(4,672,396)
Declared dividends			(125,231)		(1,175,775)
Reclassification to assets held for sale			60,792		(60,792)
Write-off related to the sale of a stake			(8,892,803)		(2,462,833)
Increase (decrease) of capital			(195)
Business Combination					(413,271)
Capital increase					30,000
Other			(219,743)		103,233
Ending balance			1,721,308		10,678,566		17,611,369
Dividend receivable	[1]		34,506		107,872
Associates [member] | Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			7,297		6,170
Interest in earnings of investees			3,289		2,335
Impairment loss in an associate
Declared dividends			(3,000)		(1,208)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other
Ending balance			7,586		7,297		6,170
Dividend receivable				[1]		[2]
Associates [member] | Termag - Terminal Marítimo de Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			4,297		6,018
Interest in earnings of investees			405		(1,721)
Impairment loss in an associate
Declared dividends
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other			8
Ending balance			4,710		4,297		6,018
Dividend receivable				[1]		[2]
Associates [member] | TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			16,423		15,960
Interest in earnings of investees			6,010		7,463
Impairment loss in an associate
Declared dividends			(6,700)		(7,000)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other
Ending balance			15,733		16,423		15,960
Dividend receivable				[1]		[2]
Associates [member] | CLI SUL SA [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			222,791		217,738
Interest in earnings of investees			4,415		17,953
Declared dividends					(12,900)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital			(26,000)
Business Combination
Capital increase
Other
Ending balance			201,206		222,791		217,738
Dividend receivable				[1]		[2]
Associates [member] | Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance					66,415
Interest in earnings of investees			85,201		14,247
Impairment loss in an associate
Declared dividends			(35,960)		(19,870)
Reclassification to assets held for sale			60,792		(60,792)
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other
Ending balance			110,033				66,415
Dividend receivable				[1]		[2]
Associates [member] | Terminal Multimodal de Grãos e Fertilizantes S.A [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			30,058
Interest in earnings of investees			2,205		78
Impairment loss in an associate
Declared dividends			(524)		(20)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital			25,805
Business Combination
Capital increase					30,000
Other
Ending balance			57,544		30,058
Dividend receivable	[1]		542		17
Associates [member] | Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance					403,532
Interest in earnings of investees					27,656
Impairment loss in an associate
Declared dividends					(18,209)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Business Combination					(413,271)
Capital increase
Other					292
Ending balance							403,532
Dividend receivable	[2]
Associates [member] | Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			653,687		640,332
Interest in earnings of investees			43,578		46,179
Impairment loss in an associate
Declared dividends			(39,918)		(32,824)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other
Ending balance			657,347		653,687		640,332
Dividend receivable	[1]		5,902		5,495
Associates [member] | CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			336,792		288,386
Interest in earnings of investees			54,704		66,796
Impairment loss in an associate
Declared dividends			(16,203)		(18,390)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other
Ending balance			375,293		336,792		288,386
Dividend receivable	[1]		14,055		16,426
Associates [member] | Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			287,476		297,874
Interest in earnings of investees			18,000		13,856
Impairment loss in an associate
Declared dividends			(22,926)		(24,254)
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other
Ending balance			282,550		287,476		297,874
Dividend receivable			14,007	[1]		[2]
Associates [member] | Norgás S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Interest in earnings of investees
Impairment loss in an associate
Declared dividends
Reclassification to assets held for sale
Write-off related to the sale of a stake
Business Combination
Capital increase
Other
Ending balance
Dividend receivable	[1]				7,425
Associates [member] | Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			9,112,136		15,662,485
Interest in earnings of investees					1,524,327
Impairment loss in an associate					(4,672,396)
Declared dividends					(1,041,100)
Reclassification to assets held for sale
Write-off related to the sale of a stake			(8,892,803)		(2,462,833)
Increase (decrease) of capital
Business Combination
Capital increase
Other			(219,333)		101,653
Ending balance					9,112,136		15,662,485
Dividend receivable	[1]				78,509
Associates [member] | Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance			7,609		6,459
Interest in earnings of investees			2,115		(138)
Impairment loss in an associate
Declared dividends
Reclassification to assets held for sale
Write-off related to the sale of a stake
Increase (decrease) of capital
Business Combination
Capital increase
Other			(418)		1,288
Ending balance			9,306		7,609		R$ 6,459
Dividend receivable				[1]		[2]

[1]	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.
[2]	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.